Document and Entity Information	Dec. 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 01, 2025
Entity Registrant Name	Hanesbrands Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-32891
Entity Tax Identification Number	20-3552316
Entity Address Address Line 1	101 N. Cherry Street
Entity Address City Or Town	Winston-Salem
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27101
City Area Code	336
Local Phone Number	519-8080
Entity Information Former Legal Or Registered Name	Hanesbrands Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	HBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001359841
Current Fiscal Year End Date	--01-03